PROPERTY, PLANT AND EQUIPMENT - Schedule of fleet composition (Details) - aircraft	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	370	343
Number of aircraft with a short-term lease	13	9
B-767-300ER
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	9	9
B-767-300F
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	19	19
B-777-300ER
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	10	10
B-787-8
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	10	10
B-787-9
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	28	27
A-319-100
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	39	38
A-320-200
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	135	135
A-320-Neo
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	51	30
A-321-200
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	49	49
A-321-Neo
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	17	14
A-330-200
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	3	2
Airbus A321
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft with a short-term lease	11
Boeing 787-8
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft with a short-term lease	2
Airbus A320
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft with a short-term lease		3
Boeing 777
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft with a short-term lease		6
Aircraft
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	182	162
Aircraft | B-767-300ER
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	9	9
Aircraft | B-767-300F
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	18	18
Aircraft | B-777-300ER
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	10	10
Aircraft | B-787-8
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	6	4
Aircraft | B-787-9
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	2	2
Aircraft | A-319-100
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	11	11
Aircraft | A-320-200
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	86	86
Aircraft | A-320-Neo
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	7	3
Aircraft | A-321-200
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	30	19
Aircraft | A-321-Neo
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	3	0
Aircraft | A-330-200
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	0	0
Right of use
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	188	181
Right of use | B-767-300ER
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	0	0
Right of use | B-767-300F
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	1	1
Right of use | B-777-300ER
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	0	0
Right of use | B-787-8
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	4	6
Right of use | B-787-9
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	26	25
Right of use | A-319-100
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	28	27
Right of use | A-320-200
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	49	49
Right of use | A-320-Neo
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	44	27
Right of use | A-321-200
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	19	30
Right of use | A-321-Neo
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	14	14
Right of use | A-330-200
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	3	2